REPORT OF INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM



To the Shareholders and
Board of Trustees of
Investment Managers Series Trust II
Milwaukee, Wisconsin 53212


In planning and performing our audits
of the financial statements of AXS
Astoria Inflation Sensitive ETF, AXS
Change Finance ESG ETF, AXS Green
Alpha ETF, AXS Esoterica NextG
Economy ETF, Alternative Access
First Priority CLO Bond ETF (formerly
AXS First Priority CLO Bond ETF),
Tradr 2X Long Innovation ETF
(formerly AXS 2X Innovation ETF),
Tradr 1.25X NVDA Bear Daily ETF
(formerly AXS 1.25X NVDA Bear
Daily ETF), Tradr TSLA Bear Daily
ETF (formerly AXS TSLA Bear Daily
ETF), and Tradr Short Innovation
Daily ETF (formerly AXS Short
Innovation Daily ETF) (the Funds),
each a series of Investment Managers
Series Trust II, as of and for the year
ended March 31, 2024, in accordance
with the standards of the Public
Company Accounting Oversight Board
(United States), we considered their
internal control over financial
reporting, including control activities
for safeguarding securities, as a basis
for designing our auditing procedures
for the purpose of expressing our
opinion on the financial statements and
to comply with the requirements of
Form N-CEN, but not for the purpose
of expressing an opinion on the
effectiveness of the Funds internal
control over financial reporting.
Accordingly, we express no such
opinion.

The management of the Funds is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling
this responsibility, estimates and
judgments by management are required
to assess the expected benefits and
related costs of controls.   A companys
internal control over financial reporting
is a process designed to provide
reasonable assurance regarding the
reliability of financial reporting and the
preparation of financial statements for
external purposes in accordance with
generally accepted accounting
principles.   A companys internal
control over financial reporting
includes those policies and procedures
that (1) pertain to the maintenance of
records that, in reasonable detail,
accurately and fairly reflect the
transactions and dispositions of the
assets of the company; (2) provide
reasonable assurance that transactions
are recorded as necessary to permit
preparation of financial statements in
accordance with generally accepted
accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a companys assets that could have a material effect on the financial statements.

Because of inherent limitations,
internal control over financial reporting
may not prevent or detect
misstatements.   Also, projections of
any evaluation of effectiveness to
future periods are subject to the risk
that controls may become inadequate
because of changes in conditions, or
that the degree of compliance with the
policies or procedures may deteriorate.







To the Shareholders and
Board of Trustees of
Investment Managers Series Trust II
Page Two



A deficiency in internal control over
financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the companys annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds internal
control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public
Company Accounting Oversight Board
(United States). However, we noted no
deficiencies in the Funds internal control over financial reporting and its operation, including controls for safeguarding securities, which we consider to be material weaknesses, as defined above, as of March 31, 2024.

This report is intended solely for the
information and use of management,
Shareholders and Board of Trustees of
Investment Managers Series Trust II and
the Securities and Exchange Commission,
and is not intended to be and should not be used by anyone other than these specified parties.


/s/TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 28, 2024